Document and Entity Information	12 Months Ended
May 31, 2025
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	RICHARDSON ELECTRONICS, LTD.
Entity Central Index Key	0000355948